Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 USD ($) $ / shares
Income Taxes [Line Items]
Additional income tax provision reversed	$ 18		$ 45		$ 23
Applicable tax rate	34.94%	34.94%	34.61%	34.61%	34.61%
Tax reduction period	5 years	5 years
Dividends received from owned subsidiary			$ 130
Tax effect due to non-taxable income for Indian tax purposes	$ 386		$ 321		$ 295
Basic and diluted weighted average number of equity shares | $ / shares	$ 0.09		$ 0.07		$ 0.07
Deferred income tax liabilities not recognized amount of temporary differences	$ 869		$ 774
Deferred income tax assets, not recognized on accumulated losses	379		297
Group
Income Taxes [Line Items]
Income tax on dividend from subsidiary	27
Income tax claims not acknowledged as debt	412	₨ 28,510
Group | Indian Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt			467	₨ 30,410
Amount paid to statutory authority	857	₨ 59,240	1,003	₨ 65,400
Other Income
Income Taxes [Line Items]
Interest on income tax refund	$ 7		$ 41
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction	100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
UNITED STATES
Income Taxes [Line Items]
Applicable tax rate			21.00%	21.00%	35.00%
Tax reforms impact on deferred tax liabilities			$ 24
Branch profit tax	15.00%	15.00%
Branch net assets	$ 751
Deferred tax liability on branch profit tax, net of tax credits	29
Advanced Pricing Agreement
Income Taxes [Line Items]
Reversal of income tax expense pertaining to prior periods	7		225
Expects to income tax to be paid	223
Amount paid	$ 215
Reduction in current tax expense			253
Reversal of deferred tax assets			21
Increase in deferred tax liabilities			$ 7